Note 24 - Share-based Payments - Deferred Shares (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Shares outstanding at January 1st	12,308,000	16,300,000	19,260,000
New shares during the period	208,000	426,000	794,000
Shares granted during the period	(4,167,000)	(3,429,000)	(2,874,000)
Shares forfeited during the period	(423,000)	(989,000)	(880,000)
Shares outstanding at ended year	7,926,000	12,308,000	16,300,000
Restricted shares [member]
Statement Line Items [Line Items]
Shares outstanding at January 1st	12,656,000
New shares during the period	11,838,000	13,055,000
Shares granted during the period		(296,000)
Shares forfeited during the period	(658,000)	(103,000)
Shares outstanding at ended year	23,836,000	12,656,000